Silent Partnerships (Tables)	3 Months Ended
Mar. 31, 2023
Silent Partnerships [Abstract]
Schedule of continuity of the company’s silent partnerships
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Issued during the period	-	-	-	-	-
Extinguished during the period	-	-	-	(418,626)	(418,626)
Discount	-	-	-	-	-
Accretion	10,053	811	7,047	805	18,716
Interest expense	-	-	-	-	-
Effects of currency translation	6,933	566	11,619	272	19,390
Balance, March 31, 2023	$554,345	$45,315	$928,369	$-	$1,528,029